Fair Value Measurements - Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Private Placement Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	$ 404,113	$ 279,205	$ 66,128	$ 191,035	$ 624,538	$ 377,857	$ 66,128	$ 377,857	$ 377,857	$ 3,086,701
Change in fair value of warrant liabilities	(128,582)	124,908	213,077	102,865	(433,503)	246,681			(311,729)	(2,708,844)
Fair value, ending balance	275,531	404,113	279,205	293,900	191,035	624,538	275,531	293,900	66,128	377,857
Representative’s Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	31,308	21,632	5,123	14,801	48,386	29,274	5,123	29,274	29,274	239,144
Change in fair value of warrant liabilities	(9,961)	9,676	16,509	7,969	(33,585)	19,112			(24,151)	(209,870)
Fair value, ending balance	21,347	31,308	21,632	22,770	14,801	48,386	21,347	22,770	5,123	29,274
Warrant Liability [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	435,421	300,837	71,251	205,836	672,924	407,131	71,251	407,131	407,131	7,216,022
Change in fair value of warrant liabilities	(138,543)	134,584	229,586	110,834	(467,088)	265,793			(335,880)	(5,007,215)
Fair value, ending balance	$ 296,878	$ 435,421	$ 300,837	$ 316,670	$ 205,836	$ 672,924	$ 296,878	$ 316,670	$ 71,251	$ 407,131